SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2014	$ 116
2015	66
Finite-Lived Intangible Assets, Net, Total	$ 182